Average Annual Total Returns{- Fidelity Freedom® 2010 Fund} - 03.31 Fidelity Freedom Funds Retail Combo PRO-17 - Fidelity Freedom® 2010 Fund	Fidelity Freedom 2010 Fund - Retail Class Return Before Taxes Past 1 year	Fidelity Freedom 2010 Fund - Retail Class Return Before Taxes Past 5 years	Fidelity Freedom 2010 Fund - Retail Class Return Before Taxes Past 10 years	Fidelity Freedom 2010 Fund - Retail Class After Taxes on Distributions Past 1 year	Fidelity Freedom 2010 Fund - Retail Class After Taxes on Distributions Past 5 years	Fidelity Freedom 2010 Fund - Retail Class After Taxes on Distributions Past 10 years	Fidelity Freedom 2010 Fund - Retail Class After Taxes on Distributions and Sales Past 1 year	Fidelity Freedom 2010 Fund - Retail Class After Taxes on Distributions and Sales Past 5 years	Fidelity Freedom 2010 Fund - Retail Class After Taxes on Distributions and Sales Past 10 years	LB001 Past 1 year	LB001 Past 5 years	LB001 Past 10 years	F0201 Past 1 year	F0201 Past 5 years	F0201 Past 10 years
Total	5.60%	7.79%	7.10%	2.95%	5.82%	5.53%	4.40%	5.62%	5.21%	(1.54%)	3.57%	2.90%	5.40%	7.70%	7.22%